Note 13 - Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 13 - Segment Information

Our operating segments comprise revenue-generating components of our company for which we produce separate financial information internally that we regularly use to make operating decisions and assess performance. Our determination of reportable segments considers the strategic operating units under which we manage sales of various products and services to customers in differing regulatory environments. We manage our businesses through four operating segments - distribution operations, retail operations, wholesale services, midstream operations and one non-operating segment, other.

Our distribution operations segment is the largest component of our business and includes natural gas local distribution utilities in seven states. These utilities construct, manage, and maintain intrastate natural gas pipelines and distribution facilities. Although the operations of our distribution operations segment are geographically dispersed, the operating subsidiaries within the distribution operations segment are regulated utilities, with rates determined by individual state regulatory commissions. These natural gas distribution utilities have similar economic and risk characteristics.

We are also involved in several related and complementary businesses. Our retail operations segment includes retail natural gas marketing to end-use customers primarily in Georgia as well as various businesses that market retail energy-related products and services to residential and small business customers in Illinois. Additionally, our retail operations segment provides home protection products and services. Our wholesale services segment engages in natural gas storage and gas pipeline arbitrage and related activities. Additionally, they provide natural gas asset management and/or related logistics services for each of our utilities, as well as for non-affiliated companies, natural gas storage arbitrage and related activities. Our midstream operations segment includes our non-utility storage and pipeline operations, including the development and operation of high-deliverability natural gas storage assets.

On April 4, 2014 we entered into a definitive agreement to sell Tropical Shipping, which historically operated within our cargo shipping segment. The assets and liabilities of these businesses are classified as held for sale on the Consolidated Statements of Financial Position, and the financial results of these businesses are reflected as discontinued operations on the Consolidated Statements of Income. Amounts shown in this note, unless otherwise indicated, exclude assets held for sale and discontinued operations. Cargo shipping also included our investment in Triton, which is not a part of the sale and has been reclassified into our other segment. See Note 15 for additional information.

The chief operating decision maker of the company is the Chairman, President and Chief Executive Officer who utilizes EBIT as the primary measure of profit and loss in assessing the results of our segments and operations. EBIT includes operating income and other income and expenses. Items we do not include in EBIT are income taxes and financing costs, including interest and debt expense, each of which we evaluate on a consolidated basis.

Summarized Statements of Income, Statements of Financial Position and capital expenditure information by segment as of and for the years ended December 31, 2013, 2012 and 2011 are shown in the following tables.

2013

In millions	Distribution operations	Retail operations	Wholesale services	Midstream operations	Other and intercompany eliminations (4)	Consolidated
Operating revenues from external parties	$3,275	$858	$45	$74	$-	$4,252
Intercompany revenues (1)	182	-	13	-	(195)	-
Total operating revenues	3,457	858	58	74	(195)	4,252
Operating expenses
Cost of goods sold	1,687	564	21	33	(195)	2,110
Operation and maintenance	690	132	48	24	(5)	889
Depreciation and amortization	346	22	1	17	13	399
Taxes other than income taxes	167	3	3	5	9	187
Total operating expenses	2,890	721	73	79	(178)	3,585
Gain on disposition of assets	-	-	11	-	-	11
Operating income (loss)	567	137	(4)	(5)	(17)	678
Other income (expense)	15	-	-	(5)	7	17
EBIT	$582	$137	$(4)	$(10)	$(10)	$695
Identifiable and total assets (3)	$11,727	$694	$1,166	$713	$73	$14,373
Capital expenditures	$684	$9	$2	$12	$24	$731

2012

In millions	Distribution operations	Retail operations	Wholesale services	Midstream operations	Other and intercompany eliminations (4)	Consolidated
Operating revenues from external parties	$2,710	$733	$58	$78	$1	$3,580
Intercompany revenues (1)	167	2	30	-	(199)	-
Total operating revenues	2,877	735	88	78	(198)	3,580
Operating expenses
Cost of goods sold	1,221	488	38	32	(196)	1,583
Operation and maintenance	642	114	48	19	(8)	815
Depreciation and amortization	351	13	2	14	13	393
Nicor merger expenses (2)	-	-	-	-	20	20
Taxes other than income taxes	140	4	4	5	6	159
Total operating expenses	2,354	619	92	70	(165)	2,970
Operating income (loss)	523	116	(4)	8	(33)	610
Other income	9	-	1	2	12	24
EBIT	$532	$116	$(3)	$10	$(21)	$634
Identifiable and total assets (3)	$11,320	$511	$1,218	$720	$81	$13,850
Capital expenditures	$649	$8	$3	$62	$53	$775

2011

In millions	Distribution operations	Retail operations	Wholesale services	Midstream operations	Other and intercompany eliminations (4)	Consolidated
Operating revenues from external parties	$1,451	$702	$95	$70	$1	$2,319
Intercompany revenues (1)	146	-	3	-	(149)	-
Total operating revenues	1,597	702	98	70	(148)	2,319
Operating expenses
Cost of goods sold	625	534	41	33	(148)	1,085
Operation and maintenance	362	71	48	15	(1)	495
Depreciation and amortization	160	2	1	10	12	185
Nicor merger expenses (2)	-	-	-	-	57	57
Taxes other than income taxes	44	2	3	3	5	57
Total operating expenses	1,191	609	93	61	(75)	1,879
Operating income (loss)	406	93	5	9	(73)	440
Other income	6	-	-	-	1	7
EBIT	$412	$93	$5	$9	$(72)	$447
Capital expenditures	$365	$2	$1	$35	$24	$427

(1)

Wholesale services records its energy marketing and risk management revenues on a net basis and its total operating revenues include intercompany revenues of $417 million in 2013, $350 million in 2012 and $449 million in 2011.

(2)	Transaction expenses associated with the Nicor merger are shown separately to better compare year-over-year results.

(3)	Identifiable assets are those used in each segment’s operations and exclude assets held for sale.

(4)

Our other segment’s assets consist primarily of cash and cash equivalents, PP&E and the effect of intercompany eliminations. Our other segment now also includes our investment in Triton, which was part of our cargo shipping segment that is classified as discontinued operations. For more information see Note 15.